Share-Based Payments (Schedule Of Unrecognized Compensation Cost And Weighted-Average Remaining Life) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Unrecognized Share-Based Payments Expense	$ 22,270
Stock Options [Member]
Unrecognized Share-Based Payments Expense	2,726
Weighted-Average Remaining Life	1 year 6 months
Restricted Stock [Member]
Unrecognized Share-Based Payments Expense	16,236
Weighted-Average Remaining Life	2 years 2 months 12 days
Content Arrangements [Member]
Unrecognized Share-Based Payments Expense	$ 3,308
Weighted-Average Remaining Life	1 year 10 months 24 days